Equity Method Investments - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of associates [line items]
Equity method investments	$ 168		$ 168		$ 202
Share of post-tax losses in equity method investments	$ (4)	$ (4)	$ (11)	$ (10)